Stock Plans and Stock-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended						12 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2013 Stock Plan Activity [Member]	Dec. 31, 2013 Restricted Stock Units [Member]	Dec. 31, 2012 Restricted Stock Units [Member]	Dec. 31, 2013 Scientific Advisory Board (SAB) and certain consultants [Member]	Dec. 31, 2012 Scientific Advisory Board (SAB) and certain consultants [Member]	Dec. 31, 2013 2013 Equity Incentive Plan [Member]	Sep. 30, 2013 2013 Equity Incentive Plan [Member]	Sep. 30, 2013 2013 Equity Incentive Plan [Member] Directors And Employees [Member]	Sep. 30, 2013 2013 Equity Incentive Plan [Member] Nonqualified options to employees, directors, and consultants [Member]	Sep. 30, 2013 2013 Equity Incentive Plan [Member] Restricted Stock [Member]	Sep. 30, 2013 2013 Equity Incentive Plan [Member] Restricted Stock [Member] Minimum [Member]	Sep. 30, 2013 2013 Equity Incentive Plan [Member] Restricted Stock [Member] Maximum [Member]	Dec. 31, 2007 2013 Equity Incentive Plan [Member] 10% stockholders [Member]	Dec. 31, 2013 Incentive Awards [Member]	Jan. 31, 2004 2003 Equity Incentive Plan [Member]	Jan. 31, 2004 2003 Equity Incentive Plan [Member] Exercisable for ten years, or 18 months after an initial public offering, if earlier. [Member] Minimum [Member]	Jan. 31, 2004 2003 Equity Incentive Plan [Member] Exercisable for ten years, or 18 months after an initial public offering, if earlier. [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, expiration period				10 years			10 years			10 years
Share based compensation arrangement by share based payment award, percentage of common stock outstanding											100.00%	85.00%	85.00%
Share based compensation arrangement by share based payment award, award vesting period							60 months							4 years	5 years	5 years	10 years
Share based compensation arrangement by share based payment award, exercise price percentage																110.00%
Number of shares, Outstanding	577,253	103,760		60,847
Change in exercise price				$ 5
Stock option, Incremental expense resulting from modification				$ 200,000
Allocated share-based compensation expense	875,000	80,000		200,000	0		17,000	6,000									9,000
Shares available for grant									41								220,266
Increased in shares available for issuance									472,753
Expected dividend yield	0.00%	0.00%															0.00%
Total intrinsic value of options exercised	0	0
Fair value of options vested	900,000	100,000
Share based compensation, stock option, unamortized expense	$ 1,200,000	$ 200,000
Share based compensation, stock option, unamortized expense vesting period	3 years 10 months 24 days	2 years
Share reserved for issue	2,320,021	829,741															220,266
Exercisable price per share																	$ 5
Incentive awards vested percentage																	100.00%
Stock option plan, Description																	Vest monthly over four years effective from their grant date.
Share price																	$ 5
Exercise price	$ 3.76	$ 3.97															$ 5
Expected term	6 years	6 years 3 months															6 years
Volatility rate	92.00%	100.00%															92.00%
Weighted-average grant date fair value outstanding						$ 238.50											$ 3.76
Number of stock units granted					0	0
Number of stock units vested					0	0
Number of stock units outstanding					0	9
Weighted-average remaining contractual term						7 months 21 days
Share based compensation, shares authorized for issuance																		1,230
Exercisable price	$ 9.55																	$ 30.21
Exercisable period																			1 year 6 months	10 years
Options to purchase common stock							6,833	3,145
Options to purchase common stock, unvested			14,623				4,555
Incentive award issued							2,335
Incentive awards outstanding, Unvested							2,335